Trade accounts payable	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Trade accounts payable	Trade accounts payable

	2021	2020

Domestic trade accounts payable	369,876	178,050
Foreign suppliers	1,718	156
Other	953	2,285
	372,547	180,491
Accounts payable are unsecured and the average payment term is 95 days. The carrying amount of accounts payable is close to fair value, due to their short-term nature.